Cover	May 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2025
Entity File Number	001-38823
Entity Registrant Name	HYLIION HOLDINGS CORP.
Entity Central Index Key	0001759631
Entity Tax Identification Number	83-2538002
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1202 BMC Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Cedar Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78613
City Area Code	833
Local Phone Number	49w5-4466
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HYLN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false